Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016	Jan. 01, 2016
Disclosure Of Classes Of Share Capital [Abstract]
Additional paid in capital	₩ 25,358	₩ 26,095	₩ 41,821
Other capital surplus	1,806	1,806	1,806
Total	₩ 27,164	₩ 27,901	₩ 43,627